Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Aston Biopharma Ltd [Member]
Related Party Transaction [Line Items]
Compensation paid	$ 16,000	$ 137,000